Commitments under Operating and Finance Leases - Summary of Commitments under Operating Leases (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Continuing and Discontinued Operations [member]
Disclosure of Maturity Analysis of Operating Lease Payments [Line Items]
Commitments under Operating Leases	€ 1,911	€ 2,191	€ 2,171
Within 1 year [member]
Disclosure of Maturity Analysis of Operating Lease Payments [Line Items]
Commitments under Operating Leases	353	419	402
After one year but not more than five years [member]
Disclosure of Maturity Analysis of Operating Lease Payments [Line Items]
Commitments under Operating Leases	769	962	978
After 5 years [member]
Disclosure of Maturity Analysis of Operating Lease Payments [Line Items]
Commitments under Operating Leases	€ 789	€ 810	€ 791